Leases (Details) - Schedule of right-of-use assets of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Right Of Use Assets Of Lease Liabilities Abstract
Amounts recognized in the consolidated balance sheet – right-of-use assets, net	$ 946	$ 1,463
Current liabilities	271	376
Long-term liabilities	615	1,098
Total operating leased liabilities	$ 886	$ 1,474